NET INCOME PER SHARE (Details 2)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock options
Anti-dilutive securities
Number of shares excluded from the computation of diluted net loss per share	414,233	356,219	0
Nonvested shares
Anti-dilutive securities
Number of shares excluded from the computation of diluted net loss per share	105,533	1,248,944	0